UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ]   is a restatement.
                                            [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President


Signature, Place, and Date of Signing:

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
/s/ Hal Goldstein                                   New York, New York                        February 14, 2007
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[Signature]                                          [City, State]                               [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                    ----------
Form 13F Information Table Entry Total:                                     37
                                                                    ----------
Form 13F Information Table Value Total:                             $1,383,735
                                                                    ----------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                     MHR Fund Management LLC
                                   Form 13F Information Table
                                 Quarter ended December 31, 2006
                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY

                                                    FAIR MARKET
ISSUER                          TITLE OF     CUSIP     VALUE    SHARES/PRN  SH/ PUT/         SHARED  SHARED
                                  CLASS      NUMBER  (X 1000S)    AMOUNT    PRN CALL  SOLE   DEFINED  OTHER    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology Inc.         Common     00489A107   $3,372    600,000   SH       600,000                  600,000
------------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology, Inc.
WTS $5 3/14/11                   WTS        00489A115    $996    1,200,000  SH      1,200,000                1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.     Common     02076X102   $21,345  1,500,000  SH      1,500,000                1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                        Note       150934AD9    $917    1,176,000  PRN     1,176,000                1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics                Common     150934107    $525     300,000   SH       300,000                  300,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquistion Corp        Common     22274N102   $3,041    560,000   SH       560,000                  560,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition Corp
WTS  $5 7/1/09                   WTS        22274N110    $392    1,120,000  SH      1,120,000                1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.     Common     291345106   $22,271  4,210,000  SH      4,210,000                4,210,000
------------------------------------------------------------------------------------------------------------------------------------
Endeavor Acquisition Corp.       Common     292577103   $1,654    180,000   SH       180,000                  180,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide Int'l Inc.      Common     36866W106    $102     25,550    SH        25,550                   25,550
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics
Acquisition Corp.                Common     379414105   $1,528    200,000   SH       200,000                  200,000
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition
Corp WTS $6 2/15/11              WTS        379414113     $37     56,500    SH        56,500                   56,500
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp.    Common     40415K100   $4,337    590,000   SH       590,000                  590,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition
Corp WTS $5.50 6/1/10            WTS        40415K118    $395     590,000   SH       590,000                  590,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.        Common New 452439201   $3,630   1,040,000  SH      1,040,000                1,040,000
------------------------------------------------------------------------------------------------------------------------------------
ImClone Systems Inc.             Common     45245W109   $11,373   425,000   SH       425,000                  425,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.    Common     471894105   $5,778   1,111,111  SH      1,111,111                1,111,111
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions           Common     50212A106   $3,834    253,400   SH       253,400                  253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc. Common New 521863308  $699,118 11,755,806  SH      11,755,806              11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp    Common New 535919203  $107,300 10,000,000  SH      10,000,000              10,000,000
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                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY

                                                    FAIR MARKET
ISSUER                          TITLE OF     CUSIP     VALUE    SHARES/PRN  SH/ PUT/         SHARED  SHARED
                                  CLASS      NUMBER  (X 1000S)    AMOUNT    PRN CALL  SOLE   DEFINED  OTHER    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and
Communications, Inc.             Common     543881106  $292,395  7,180,629  SH      7,180,629                7,180,629
------------------------------------------------------------------------------------------------------------------------------------
M & F Worldwide Corp.            Common     552541104   $24,502   970,000   SH       970,000                  970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.  Common New 563118207   $1,283   1,665,887  SH      1,665,887                1,665,887
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment Inc.        Common     57383T103  $106,156  3,944,867  SH      3,944,867                3,944,867
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.               Common     63860C100   $3,660   2,165,714  SH      2,165,714                2,165,714
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc WTS
$5 8/25/07                       WTS        63860C118     $18     180,667   SH       180,667                  180,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.               Units      63860C209    $266     153,667   SH       153,667                  153,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.          Common     640522108   $3,237   1,451,837  SH      1,451,837                1,451,837
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.              Common     66986X106   $1,562    952,380   SH       952,380                  952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises     Class A    Y6476R105   $18,559  1,185,125  SH      1,185,125                1,185,125
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.              Common     68210P107   $6,769    875,700   SH       875,700                  875,700
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.    CL A       829226109   $10,500  1,000,000  SH      1,000,000                1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp               Com Fon    852061100   $1,511    80,000    SH        80,000                   80,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                     Common     92552V100   $8,010    268,708   SH       268,708                  268,708
------------------------------------------------------------------------------------------------------------------------------------
                                 SPON ADR
Vivo Participacoes SA            PFD        92855S101   $5,125   1,250,000  SH      1,250,000                1,250,000
------------------------------------------------------------------------------------------------------------------------------------
                                 SPONS ADR
Vodafone Group Plc New           NEW        92857W209   $7,292    262,500   SH       262,500                  262,500
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.              Common     969199108    $945     50,000    SH        50,000                   50,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                    $1,383,735


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